UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-06495
                                                    -----------------

       FLAHERTY & CRUMRINE PREFERRED INCOME OPPORTUNITY FUND INCORPORATED
   -------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                      301 E. Colorado Boulevard, Suite 720
                               PASADENA, CA 91101
           ---------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Donald F. Crumrine
                        Flaherty & Crumrine Incorporated
                      301 E. Colorado Boulevard, Suite 720
                               PASADENA, CA 91101
           ---------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 626-795-7300
                                                          --------------

                   Date of fiscal year end: NOVEMBER 30, 2005
                                           ------------------

                    Date of reporting period: AUGUST 31, 2005
                                            -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

FLAHERTY & CRUMRINE PREFERRED INCOME OPPORTUNITY FUND


Dear Shareholder:

     During the third fiscal quarter of 2005, the Flaherty & Crumrine Preferred Income Opportunity Fund continued to deliver steady performance. For the three month period ended August 31, 2005, the Fund produced a total return on net asset value ("NAV") of 0.8% 1. During the first three quarters of fiscal 2005, the Fund's return on NAV has been 9.1%.

     The Fund's interest rate hedging strategy normally works best when long-term interest rates are rising or falling. In periods of relatively stable long-term interest rates, such as we've experienced for several quarters now, the costs of implementing the strategy can drag down investment performance--much like paying on-going premiums on an insurance policy but never making a claim. Given the Fund's policy of maintaining a continuing interest-rate hedge on the portfolio, the Fund's NAV returns are respectable. And don't forget, the Fund still owns the "insurance policy"!

     The country is still coming to grips with the impact of Hurricanes Katrina and Rita; our thoughts are very much with the victims of these terrible events. We are closely watching the effect on the Fund's investment portfolio, and, so far, we have seen no material impact. Insurance companies have become much more adept at managing the financial risk they face from hurricanes and other catastrophic events. While claims from the hurricanes certainly will adversely impact insurance industry earnings, we believe there is no threat to industry solvency. Utilities in the region should be able to recover most of the expense they will incur in returning to operation from their customers. (The New Orleans subsidiary of Entergy Corp. has filed for bankruptcy protection; however, the Fund does not own any securities issued by this company.) Changes in the banking industry have encouraged companies to expand across state lines, resulting in larger, healthier banks that are unlikely to be hurt by the hurricanes. Diversification across companies, industries and geography is an important element of the Fund's investment strategy, and helps to limit the impact of economic shocks, such as those delivered by Hurricanes Katrina and Rita.

     Recently, we have seen a pick-up in the supply of new preferred securities. Some were issued simply to take advantage of the low level of long-term interest rates and lock-in attractive financing costs. Other issues, however, have introduced new twists to the structure that are intended to help the issuer achieve specific financial objectives. Time will tell how broadly these new features get incorporated into the market, but for now, many of the recent new issues have fit nicely into the Fund's investment portfolio.

     There is not much new to report regarding the outlook for the Fund's dividend rate. Several similar funds have recently reduced their dividends, but we don't think any change is warranted at present for Flaherty & Crumrine Preferred Income Opportunity Fund. We encourage you to take advantage of the Fund's website, WWW.PREFERREDINCOME.COM. It contains a wide range of useful and up-to-date information about the Fund, including the factors which impact the Fund's dividend policy. In addition, the website includes summaries of the Fund's investment objective, its hedging strategy, its use of leverage and the risks applicable to the Fund.


Sincerely,

/S/ Donald F. Crumrine                 /S/ Robert M. Ettinger
Donald F. Crumrine                     Robert M. Ettinger
Chairman of the Board                  President

October 17, 2005



--------------------------
     (1) Based on monthly data provided by Lipper Inc. Distributions are assumed to be reinvested at NAV in accordance with Lipper's practice.

                             DIVIDEND REINVESTMENT:
                     BUILDING WEALTH ONE DIVIDEND AT A TIME


Flaherty & Crumrine Preferred Income Opportunity Fund offers a Dividend Reinvestment and Cash Purchase Plan, unglamorously nicknamed the "DRIP", for those investors who desire a steady, reliable approach to building wealth.


Why invest in the DRIP?


     o Disciplined monthly investing in both good and bad markets,

     o When shares trade below the NAV, the Fund purchases shares in the market,

     o When shares trade above the NAV, shares are issued at the higher of NAV or 95% of the market price. Participating shareholders get the benefit!

     o $1,000 invested at inception, February 1992, with dividend reinvestment would be worth over $3,800 as of August 31, 2005 (10.48% annualized return).

To obtain information on the DRIP, contact your brokerage firm and ask if they are set up to participate. Information can also be found on the Fund's website at WWW.PREFERREDINCOME.COM. Select the appropriate Fund and then select the link "Dividend Reinvestment Plan". For investors who hold their shares in registered form, contact the DRIP's agent, PFPC Inc., at 1-800-331-1710.


Past performance is no guarantee of future results. Participation in the DRIP does not relieve the investor of any income tax associated with the distribution. For additional performance information please refer to the attached quarterly report.

--------------------------------------------------------------------------------
Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
PORTFOLIO OVERVIEW
AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

FUND STATISTICS ON 08/31/05
--------------------------------------------------------------------------------
Net Asset Value               $      12.66

Market Price                  $      13.50

Premium                               6.64%

Yield on Market Price                 6.27%

Common Shares
Outstanding                     11,658,470


INDUSTRY CATEGORIES                    % OF PORTFOLIO
--------------------------------------------------------------------------------


                                [GRAPHIC OMITTED]
     EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

Utilities               40%
Banks                   23%
Insurance               15%
Financial Services      10%
Oil and Gas              7%
Other                    3%
REITs                    2%

MOODY'S RATINGS             % OF PORTFOLIO
--------------------------------------------------------------------------------
AAA                           0.3%
AA                            3.7%
A                            19.6%
BBB                          48.8%
BB                           17.1%
Not Rated                     9.5%
--------------------------------------------------------------------------------
Below Investment Grade*      18.5%

* BELOW INVESTMENT GRADE BY BOTH MOODY'S AND
S&P.


TOP 10 HOLDINGS BY ISSUER               % OF PORTFOLIO
--------------------------------------------------------------------------------
Interstate Power                              5.3%
Lehman Brothers                               4.5%
Alabama Power                                 4.3%
Xcel Energy                                   3.8%
Principal Financial Group                     3.4%
EOG Resources                                 3.0%
Cobank                                        3.0%
North Fork Bancorporation                     3.0%
UnumProvident                                 2.8%
ABN AMRO                                      2.5%




                                                                                                     % OF PORTFOLIO**
------------------------------------------------------------------------------------------------------------------------------------
Holdings Generating Qualified Dividend Income (QDI) for Individuals                                               75%
Holdings Generating Income Eligible for the Corporate Dividend Received Deduction (DRD)                           73%
------------------------------------------------------------------------------------------------------------------------------------

** THIS DOES NOT REFLECT YEAR-END RESULTS OR ACTUAL TAX CATEGORIZATION OF FUND DISTRIBUTIONS. THESE PERCENTAGES CAN, AND DO, CHANGE, PERHAPS SIGNIFICANTLY, DEPENDING ON MARKET CONDITIONS. INVESTORS SHOULD CONSULT THEIR TAX ADVISOR REGARDING THEIR PERSONAL SITUATION.

--------------------------------------------------------------------------------
Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
------------------------------------------------------------------


SHARES/$ PAR                                                                                                VALUE
-------------                                                                                             ---------
PREFERRED SECURITIES -- 96.7%
               BANKING -- 22.7%
------------------------------------------------------------------------------------------------------------------------------------
               ABN AMRO North America, Inc.:
        1,165    6.46% Pfd., 144A**** ..........................................................   $      1,205,111*
        4,200    6.59% Pfd., 144A**** ..........................................................          4,336,731*
$     150,000  BT Capital Trust B, 7.90% 01/15/27 Capital Security .............................            161,054(1)
$     660,000  BT Preferred Capital Trust II, 7.875% 02/25/27 Capital Security .................            712,328(1)
$     250,000  Chase Capital I, 7.67% 12/01/26 Capital Security ................................            268,427
               Citigroup, Inc.:
        7,700    6.213% Pfd., Series G .........................................................            398,244*
       46,000    6.231% Pfd., Series H .........................................................          2,402,580*
       29,850    6.365% Pfd., Series F .........................................................          1,561,453*
               Cobank, ACB:
       45,000    7.00% Pfd., 144A**** ..........................................................          2,392,650*
       75,000    Adj. Rate Pfd., 144A**** ......................................................          4,179,375*
$     500,000  Comerica (Imperial) Capital Trust I, 9.98% 12/31/26 Capital Security, Series B ..            571,260
        1,500  FBOP Corporation, Adj. Rate Pfd., 144A**** ......................................          1,503,750*
$   2,250,000  First Hawaiian Capital I, 8.343% 07/01/27 Capital Security, Series B ............          2,468,036(1)
               First Republic Bank:
      200,000    6.25% Pfd. ....................................................................          5,181,000*
        5,000    6.70% Pfd. ....................................................................            129,950*
$     719,000  First Union Institutional Capital I, 8.04% 12/01/26 Capital Security ............            776,930
$   1,885,000  First Union Institutional Capital II, 7.85% 01/01/27 Capital Security ...........          2,035,169
$   4,349,000  GreenPoint Capital Trust I, 9.10% 06/01/27 Capital Security .....................          4,848,526
$   2,500,000  HBOS Capital Funding LP, 6.85% Pfd. .............................................          2,586,887(1)
       36,500  J.P. Morgan Chase & Co., 6.625% Pfd., Series H ..................................          1,867,158*
$   2,000,000  Keycorp Capital VII, 5.70% 06/15/35 Capital Security ............................          1,980,890
$   1,350,000  Keycorp Institutional Capital B, 8.25% 12/15/26 Capital Security ................          1,461,578
$   1,500,000  North Fork Capital Trust I, 8.70% 12/15/26 Capital Security .....................          1,637,648
       16,000  PFGI Capital Corporation, 7.75% Pfd. ............................................            437,200
$   1,700,000  RBS Capital Trust B, 6.80% Pfd. .................................................          1,749,181**(1)
           10  Roslyn Real Estate, 8.95% Pfd., Pvt., Series C, 144A**** ........................          1,130,254
$   1,200,000  Wachovia Capital Trust V, 7.965% 06/01/27 Capital Security, 144A**** ............          1,312,932
-------------------------------------------------------------------------------------------------------------------
                                                                                                         49,296,302
                                                                                                   ----------------
               FINANCIAL SERVICES -- 10.3%
------------------------------------------------------------------------------------------------------------------------------------
      175,000  CIT Group, Inc., 6.35% Pfd., Series A ...........................................          4,543,875*
               Freddie Mac:
       33,125    5.00% Pfd., Series F ..........................................................          1,534,019*
       42,650    5.30% Pfd. ....................................................................          2,086,011*

--------------------------------------------------------------------------------
              Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                     AUGUST 31, 2005 (UNAUDITED)
                                            ------------------------------------

SHARES/$ PAR                                                                                                VALUE
-------------                                                                                             ---------
PREFERRED SECURITIES -- (CONTINUED)
               FINANCIAL SERVICES -- (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
               Lehman Brothers Holdings, Inc.:
        5,150    5.67% Pfd., Series D ..........................................................   $        262,161*
      159,505    5.94% Pfd., Series C ..........................................................          8,276,714*
       44,000    6.50% Pfd., Series F ..........................................................          1,161,380*
       20,000  National Rural Utility CFC, 5.95% Pfd. 02/15/45 .................................            490,600
       70,900  SLM Corporation, 6.97% Pfd., Series A ...........................................          3,989,898*
-------------------------------------------------------------------------------------------------------------------
                                                                                                         22,344,658
                                                                                                   ----------------
               INSURANCE -- 14.8%
------------------------------------------------------------------------------------------------------------------------------------
       20,000  ACE Ltd., 7.80% Pfd., Series C ..................................................            533,500**(1)
       25,000  Aegon NV, 6.375% Pfd. ...........................................................            646,000**(1)
$   2,000,000  AON Capital Trust A, 8.205% 01/01/27 Capital Security ...........................          2,367,620
       16,000  Berkley W.R. Capital Trust II, 6.75% 07/26/45 ...................................            402,160
       15,850  Everest Re Capital Trust II, 6.20% Pfd., Series B ...............................            385,868(1)
      140,000  MetLife Inc., 6.50% Pfd., Series B ..............................................          3,649,100*
$   4,395,000  MMI Capital Trust I, 7.625% 12/15/27 Capital Security, Series B .................          5,112,506
      275,000  Principal Financial Group, 6.518% Pfd. ..........................................          7,466,250*
$   5,734,000  Provident Financing Trust I, 7.405% 03/15/38 Capital Security ...................          5,242,797
       89,000  Scottish Re Group Ltd., 7.25% Pfd. ..............................................          2,249,920**(1)
               Zurich RegCaPS Funding Trust:
        1,250    6.01% Pfd., 144A**** ..........................................................          1,251,744*
        2,800    6.58% Pfd., 144A**** ..........................................................          2,968,280*
-------------------------------------------------------------------------------------------------------------------
                                                                                                         32,275,745
                                                                                                   ----------------
               UTILITIES -- 39.4%
------------------------------------------------------------------------------------------------------------------------------------
               Alabama Power Company:
        4,980    4.60% Pfd. ....................................................................            466,626*
        6,485    4.72% Pfd. ....................................................................            623,500*
          868    4.92% Pfd. ....................................................................             86,991*
       98,400    5.20% Pfd. ....................................................................          2,512,644*
      225,000    5.30% Pfd. ....................................................................          5,745,375*
        6,000  Baltimore Gas & Electric Company, 6.70% Pfd., Series 1993 .......................            624,660*
        1,628  Central Hudson Gas & Electric Corporation, 4.35% Pfd., Series D, Pvt. ...........            152,731*
        3,798  Central Maine Power Company, 4.75% Pfd. .........................................            361,759*
       16,679  Central Vermont Public Service Corporation, 8.30% Sinking Fund Pfd., Pvt. .......          1,734,783*

--------------------------------------------------------------------------------
Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2005 (UNAUDITED)
------------------------------------------------------------------


SHARES/$ PAR                                                                                                VALUE
-------------                                                                                             ---------
PREFERRED SECURITIES -- (CONTINUED)
               UTILITIES -- (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
               Connecticut Light & Power Company:
        2,050    4.50% Pfd., Series 1956 .......................................................   $         86,735*
       25,000    5.28% Pfd., Series 1967 .......................................................          1,223,750*
          883    $2.04 Pfd., Series 1949 .......................................................             33,876*
        2,900    $2.20 Pfd., Series 1949 .......................................................            119,973*
        9,652    $3.24 Pfd. ....................................................................            502,966*
        2,000  Consolidated Edison Company of New York, 4.65% Pfd., Series C ...................            188,740*
        7,500  Dayton Power and Light Company, 3.90% Pfd., Series C ............................            562,875*
               Duke Energy Corporation:
        5,000    4.50% Pfd., Series C, Pvt. ....................................................            476,250*
       34,943    7.85% Pfd., Series S ..........................................................          3,594,412*
               Duquesne Light Company:
       15,030    3.75% Pfd. ....................................................................            527,252*
       25,775    6.50% Pfd. ....................................................................          1,373,292*
        5,000  Energy East Capital Trust I, 8.25% Pfd. .........................................            129,750
               Entergy Arkansas, Inc.:
        2,840    4.56% Pfd. ....................................................................            258,866*
        3,050    4.56% Pfd., Series 1965 .......................................................            278,007*
        1,150    6.08% Pfd. ....................................................................            119,617*
       14,225    7.40% Pfd. ....................................................................          1,480,040*
        5,880    7.80% Pfd. ....................................................................            615,019*
        2,265    7.88% Pfd. ....................................................................            236,387*
       24,314    $1.96 Pfd. ....................................................................            608,458*
        2,441  Entergy Gulf States, Inc., 7.56% Pfd. ...........................................            248,457*
               Entergy Louisiana, Inc.:
          299    5.16% Pfd. ....................................................................             31,018*
          943    6.44% Pfd. ....................................................................             97,709*
        4,174    7.36% Pfd. ....................................................................            434,326*
      175,000    8.00% Pfd., Series 92 .........................................................          4,413,500*
               Entergy Mississippi, Inc.:
        4,616    4.36% Pfd. ....................................................................            355,386*
        5,000    4.92% Pfd. ....................................................................            434,400*
       10,900  Enterprise Capital Trust I, 7.44% Pfd., Series A ................................            277,677
               Florida Power Company:
       10,000    4.58% Pfd. ....................................................................            961,200*
        2,000    4.75% Pfd. ....................................................................            198,320*
               Great Plains Energy, Inc.:
        1,625    4.20% Pfd. ....................................................................            133,941*
        2,000    4.35% Pfd. ....................................................................            170,740*

--------------------------------------------------------------------------------
              Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                     AUGUST 31, 2005 (UNAUDITED)
                                            ------------------------------------



SHARES/$ PAR                                                                                                VALUE
-------------                                                                                             ---------
PREFERRED SECURITIES -- (CONTINUED)
               UTILITIES -- (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
               Hawaiian Electric Company, Inc.:
        1,611    5.00% Pfd., Series D ..........................................................   $         32,744*
        7,438    5.00% Pfd., Series E ..........................................................            151,177*
          690    5.00% Pfd., Series I ..........................................................             14,024*
$   3,750,000  Houston Light & Power Capital Trust II, 8.257% 02/01/37 Capital Security ........          4,046,794
       30,500  Indianapolis Power & Light Company, 5.65% Pfd. ..................................          2,951,485*
      340,000  Interstate Power & Light Company, 8.375% Pfd., Series B .........................         11,510,700*
        2,588  New York State Electric & Gas, $4.50 Pfd., Series 1949 ..........................            239,558*
       12,265  Northern Indiana Public Service Company, Adj. Rate Pfd., Series A ...............            619,689*
               Ohio Power Company:
        3,018    4.20% Pfd. ....................................................................            269,854*
        1,251    4.40% Pfd. ....................................................................            117,181*
               Pacific Enterprises:
       13,680    $4.36 Pfd. ....................................................................          1,156,097*
       24,985    $4.50 Pfd. ....................................................................          2,179,317*
       15,730    $4.75 Pfd., Series 53 .........................................................          1,448,261*
               Pacific Gas & Electric Co.:
       41,500    5.00% Pfd., Series D ..........................................................            937,692*
       50,000    5.00% Pfd., Series E ..........................................................          1,150,500*
               PacifiCorp:
        5,672    $4.56 Pfd. ....................................................................            509,034*
        6,708    $4.72 Pfd. ....................................................................            623,140*
       10,500    $7.48 Sinking Fund Pfd. .......................................................          1,106,017*
        1,250  PECO Energy Company, $4.30 Pfd., Series B .......................................            108,194*
       15,142  Portland General Electric, 7.75% Sinking Fund Pfd. ..............................          1,544,181*
       14,020  Public Service Electric & Gas Company, 5.28% Pfd., Series E .....................          1,451,701*
       70,210  San Diego Gas & Electric Company, $1.70 Pfd. ....................................          1,823,354*
        8,900  Savannah Electric & Gas Company, 6.00% Pfd. .....................................            243,993*
               South Carolina Electric & Gas Company:
       14,226    5.125% Purchase Fund Pfd., Pvt. ...............................................            731,857*
        7,774    6.00% Purchase Fund Pfd., Pvt. ................................................            396,241*
               Southern California Edison:
       57,646    4.08% Pfd. ....................................................................          1,137,356*
        5,000    4.24% Pfd. ....................................................................            102,500*
       16,225    Adj. Rate Pfd. ................................................................          1,667,086*
       60,000  Southern Union Company, 7.55% Pfd. ..............................................          1,665,600*
$     750,000  TXU Electric Capital V, 8.175% 01/30/37 Capital Security ........................            807,686
        5,700  Union Electric Company, 4.56% Pfd. ..............................................            537,767*

--------------------------------------------------------------------------------
Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2005 (UNAUDITED)
------------------------------------------------------------------


SHARES/$ PAR                                                                                                VALUE
-------------                                                                                             ---------
PREFERRED SECURITIES -- (CONTINUED)
               UTILITIES -- (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
               Virginia Electric & Power Company:
        1,665    $4.04 Pfd. ....................................................................   $        139,935*
        2,470    $4.20 Pfd. ....................................................................            215,816*
        1,673    $4.80 Pfd. ....................................................................            168,814*
        2,878    $6.98 Pfd. ....................................................................            295,786*
       12,500    $7.05 Pfd. ....................................................................          1,280,625*
        2,262  Washington Gas & Light Company, $4.25 Pfd. ......................................            201,273*
       12,863  Wisconsin Power & Light, 6.20% Pfd. .............................................          1,319,937*
               Xcel Energy, Inc.:
       15,000    $4.08 Pfd., Series B ..........................................................          1,238,250*
       20,040    $4.10 Pfd., Series C ..........................................................          1,662,418*
       35,510    $4.11 Pfd., Series D ..........................................................          2,952,657*
       17,750    $4.16 Pfd., Series E ..........................................................          1,493,929*
       10,000    $4.56 Pfd., Series G ..........................................................            922,550*
-------------------------------------------------------------------------------------------------------------------
                                                                                                         85,654,778
                                                                                                   ----------------
               OIL AND GAS -- 5.9%
------------------------------------------------------------------------------------------------------------------------------------
       17,200  Anadarko Petroleum Corporation, 5.46% Pfd. ......................................          1,767,300*
        6,650  Apache Corporation, 5.68% Pfd., Series B ........................................            685,415*
        8,000  Devon Energy Corporation, 6.49% Pfd., Series A ..................................            823,600*
        6,125  EOG Resources, Inc., 7.195% Pfd., Series B ......................................          6,589,765*
$   1,650,000  KN Capital Trust III, 7.63% 4/15/28 Capital Security ............................          1,908,770
       10,000  Lasmo America Limited, 8.15% Pfd., 144A**** .....................................          1,126,150*(1)
-------------------------------------------------------------------------------------------------------------------
                                                                                                         12,901,000
                                                                                                   ----------------
               REAL ESTATE INVESTMENT TRUST (REIT) -- 1.7%
------------------------------------------------------------------------------------------------------------------------------------
               PS Business Parks, Inc.:
       10,000    7.00% Pfd., REIT, Series H ....................................................            250,350
       18,120    7.20% Pfd., REIT, Series M ....................................................            456,352
               Public Storage, Inc.:
       11,100    6.18% Pfd., REIT, Series D ....................................................            269,563
       22,500    6.75% Pfd., REIT, Series E ....................................................            571,613
       40,000  Realty Income Corporation, 7.375% Pfd., REIT, Series D ..........................          1,047,800
       40,000  Regency Centers Corporation, 7.25% Pfd., REIT ...................................          1,029,400
-------------------------------------------------------------------------------------------------------------------
                                                                                                          3,625,078
                                                                                                   ----------------

--------------------------------------------------------------------------------
              Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                     AUGUST 31, 2005 (UNAUDITED)
                                            ------------------------------------


SHARES/$ PAR                                                                                                VALUE
-------------                                                                                             ---------
PREFERRED SECURITIES -- (CONTINUED)
               MISCELLANEOUS INDUSTRIES -- 1.9%
------------------------------------------------------------------------------------------------------------------------------------
       13,600  E.I. Du Pont de Nemours and Company, $4.50 Pfd., Series B .......................   $      1,261,672*
       36,200  Farmland Industries, Inc., 8.00% Pfd., 144A**** .................................             18,100*+
       30,500  Ocean Spray Cranberries, Inc., 6.25% Pfd., 144A**** .............................          2,872,185*
       26,000  Touch America Holdings, $6.875 Pfd. .............................................                --*+
-------------------------------------------------------------------------------------------------------------------
                                                                                                          4,151,957
                                                                                                   ----------------
               TOTAL PREFERRED SECURITIES
                 (Cost $192,947,501) ...........................................................        210,249,518
                                                                                                   ----------------
CORPORATE DEBT SECURITIES -- 1.5%
               OIL AND GAS -- 1.0%
------------------------------------------------------------------------------------------------------------------------------------
       85,900  Nexen, Inc., 7.35% Subordinated Notes ...........................................          2,261,318(1)
-------------------------------------------------------------------------------------------------------------------
               UTILITIES -- 0.5%
------------------------------------------------------------------------------------------------------------------------------------
$   1,000,000  Duquesne Light Holdings, 6.25% 08/15/35 .........................................          1,034,970
-------------------------------------------------------------------------------------------------------------------
               TOTAL CORPORATE DEBT SECURITIES
                 (Cost $3,241,538) .............................................................          3,296,288
                                                                                                   ----------------
COMMON STOCK AND CONVERTIBLE SECURITY -- 0.8%
               BANKING -- 0.4%
------------------------------------------------------------------------------------------------------------------------------------
       50,000  New York Community Bancorp, Inc. ................................................            876,250*
-------------------------------------------------------------------------------------------------------------------
                                                                                                            876,250
                                                                                                   ----------------
               INSURANCE -- 0.4%
------------------------------------------------------------------------------------------------------------------------------------
       25,000  UnumProvident Corporation, 8.25% Mandatory Convertible, 05/16/06 ................            931,375
-------------------------------------------------------------------------------------------------------------------
                                                                                                            931,375
                                                                                                   ----------------
               TOTAL COMMON STOCK AND CONVERTIBLE SECURITY
                 (Cost $1,724,355) .............................................................          1,807,625
                                                                                                   ----------------

--------------------------------------------------------------------------------
Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2005 (UNAUDITED)
------------------------------------------------------------------


SHARES/$ PAR                                                                                                VALUE
-------------                                                                                             ---------
OPTION CONTRACTS -- 0.2%
        1,375  December Put Options on December U.S. Treasury Bond Futures,
                 Expiring 11/22/05 .............................................................   $        453,516+
-------------------------------------------------------------------------------------------------------------------
               TOTAL OPTION CONTRACTS
                 (Cost $1,425,675) .............................................................            453,516
                                                                                                   ----------------
MONEY MARKET FUND -- 0.3%
      628,140  BlackRock Provident Institutional, TempFund .....................................            628,140
-------------------------------------------------------------------------------------------------------------------
               TOTAL MONEY MARKET FUND
                 (Cost $628,140) ...............................................................            628,140
                                                                                                   ----------------

 TOTAL INVESTMENTS (Cost $199,967,209***) ...........................................      99.5%        216,435,087
 OTHER ASSETS AND LIABILITIES (Net) .................................................       0.5%          1,110,214
                                                                                      ---------    ----------------
 TOTAL NET ASSETS AVAILABLE TO COMMON AND PREFERRED STOCK ...........................     100.0%++ $    217,545,301
                                                                                      ---------    ----------------
 MONEY MARKET CUMULATIVE PREFERRED STOCK(TM) (MMP(R)) REDEMPTION VALUE .........................        (70,000,000)
                                                                                                   ----------------
 TOTAL NET ASSETS AVAILABLE TO COMMON STOCK ....................................................   $    147,545,301
                                                                                                   ================

-----------------------------
* Securities eligible for the Dividends Received Deduction and distributing Qualified Dividend Income.
**     Securities distributing Qualified Dividend Income only.
***    Aggregate cost of securities held.
**** Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.
(1)    Foreign Issuer.
+      Non-income producing.
++ The percentage shown for each investment category is the total value of that category as a percentage of net assets available to Common and Preferred Stock.

        ABBREVIATIONS:
REIT -- Real Estate Investment Trust
PFD. -- Preferred Securities
PVT. -- Private Placement Securities

--------------------------------------------------------------------------------
              Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
                 STATEMENT OF CHANGES IN NET ASSETS AVAILABLE TO COMMON STOCK(1) FOR THE PERIOD FROM DECEMBER 1, 2004 THROUGH AUGUST 31, 2005 (UNAUDITED)
        ------------------------------------------------------------------------


                                                                                                             VALUE
                                                                                                            --------
OPERATIONS:
     Net investment income ........................................................................  $     8,498,341
     Net realized gain on investments sold during the period ......................................        5,503,484
     Change in net unrealized appreciation of investments held during the period ..................           11,139
     Distributions to Money Market Cumulative PreferredTM Stock
         Shareholders from net investment income, including changes in
         accumulated undeclared distributions .....................................................       (1,401,795)
                                                                                                     ---------------
     NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .........................................       12,611,169

DISTRIBUTIONS:
     Dividends paid from net investment income to Common Stock Shareholders (2) ...................       (8,133,583)
                                                                                                     ---------------
     TOTAL DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS .............................................       (8,133,583)

FUND SHARE TRANSACTIONS:
     Increase from Common Stock Transactions ......................................................          922,663
                                                                                                     ---------------
     NET INCREASE IN NET ASSETS AVAILABLE TO COMMON STOCK RESULTING
         FROM FUND SHARE TRANSACTIONS .............................................................          922,663


NET INCREASE IN NET ASSETS AVAILABLE TO COMMON STOCK
                                                                                                     ---------------
     FOR THE PERIOD ...............................................................................  $     5,400,249
                                                                                                     ===============




------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AVAILABLE TO COMMON STOCK:
     Beginning of period ..........................................................................  $   142,145,052
     Net increase during the period ...............................................................        5,400,249
                                                                                                     ---------------
     End of period ................................................................................  $   147,545,301
                                                                                                     ===============

--------------------------------------------------------
(1) These tables summarize the nine months ended August 31, 2005 and should be read in conjunction with the Fund's audited financial statements, including footnotes, in its Annual Report dated November 30, 2004.
(2) Includes income earned, but not paid out, in prior fiscal year.

--------------------------------------------------------------------------------
Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
FINANCIAL HIGHLIGHTS(1)
FOR THE PERIOD FROM DECEMBER 1, 2004 THROUGH AUGUST 31, 2005 (UNAUDITED)
FOR A COMMON SHARE OUTSTANDING THROUGHOUT THE PERIOD.
-----------------------------------------------------

PER SHARE OPERATING PERFORMANCE:
     Net asset value, beginning of period .........................................................   $       12.27
                                                                                                      -------------
INVESTMENTOPERATIONS:
     Net investment income ........................................................................            0.73
     Net realized and unrealized gain on investments ..............................................            0.48
DISTRIBUTIONS TO MMP(R)* SHAREHOLDERS:
     From net investment income ...................................................................           (0.12)
     From net realized capital gains ..............................................................              --
                                                                                                      -------------
     Total from investment operations .............................................................            1.09
                                                                                                      -------------
DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS:
     From net investment income ...................................................................           (0.70)
     From net realized capital gains ..............................................................              --
                                                                                                      -------------
     Total distributions to Common Stock Shareholders  . ..........................................           (0.70)
                                                                                                      -------------
     Net asset value, end of period ...............................................................   $       12.66
                                                                                                      =============
     Market value, end of period ..................................................................   $       13.50
                                                                                                      =============
     Common shares outstanding, end of period .....................................................      11,658,470
                                                                                                      =============
RATIOS TO AVERAGE NET ASSETS AVAILABLE TO COMMON STOCK SHAREHOLDERS:
     Net investment income + ......................................................................            6.43%**
     Operating expenses ...........................................................................            1.54%**
--------------------------------------------------------
SUPPLEMENTAL DATA:++
     Portfolio turnover rate ......................................................................              36%***
     Total net assets available to Common and Preferred Stock, end of period (in 000's) ...........   $     217,545
     Ratio of operating expenses to total average net assets available to
         Common and Preferred Stock ...............................................................            1.04%**

(1) These tables summarize the nine months ended August 31, 2005 and should be read in conjunction with the Fund's audited financial statements, including footnotes, in its Annual Report dated November 30, 2004.
*   Money  Market Cumulative PreferredTM Stock.
**  Annualized.
*** Not Annualized.
+ The net investment income ratio reflects income net of operating expenses and payments to MMP(R)* Shareholders.
++  Information  presented  under  heading Supplemental Data includes MMP(R)*.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
              Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
                                                FINANCIAL HIGHLIGHTS (CONTINUED)
                                           PER SHARE OF COMMON STOCK (UNAUDITED)
                                           -------------------------------------


                                                      TOTAL                                             DIVIDEND
                                                    DIVIDENDS       NET ASSET          NYSE           REINVESTMENT
                                                      PAID            VALUE        CLOSING PRICE         PRICE(1)
                                                   -----------      ----------    ---------------    ---------------
December 31, 2004 - EXTRA .......................   $0.0450          $12.58           $13.50             $12.83
December 31, 2004 ...............................    0.0755           12.58            13.50              12.83
January 31, 2005 ................................    0.0755           12.78            13.59              12.91
February 28, 2005 ...............................    0.0755           12.74            13.85              13.16
March 31, 2005 ..................................    0.0755           12.65            11.91              12.39
April 30, 2005 ..................................    0.0705           12.75            12.50              12.67
May 31, 2005 ....................................    0.0705           12.78            12.92              12.78
June 30, 2005 ...................................    0.0705           12.69            12.88              12.69
July 31, 2005 ...................................    0.0705           12.42            13.25              12.59
August 31, 2005 .................................    0.0705           12.66            13.50              12.83

--------------------
 (1) Whenever the net asset value per share of the Fund's Common Stock is less than or equal to the market price per share on the payment date, new shares issued will be valued at the higher of net asset value or 95% of the then current market price. Otherwise, the reinvestment shares of Common Stock will be purchased in the open market.

--------------------------------------------------------------------------------
Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
----------------------------------------

1. AGGREGATE INFORMATION FOR FEDERAL INCOME TAX PURPOSES

   At August 31, 2005, the aggregate cost of securities for federal income tax purposes was $200,975,880, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $21,355,089 and the aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $5,895,882.

                      [This page intentionally left blank]

DIRECTORS
   Donald F. Crumrine, CFA
   David Gale
   Morgan Gust
   Karen H. Hogan
   Robert F. Wulf, CFA

OFFICERS
   Donald F. Crumrine, CFA
     Chairman of the Board
     and Chief Executive Officer
   Robert M. Ettinger, CFA
     President
   R. Eric Chadwick, CFA
     Chief Financial Officer,
     Vice President, Treasurer and Secretary
   Peter C. Stimes, CFA
     Chief Compliance Officer and Vice President
   Chad C. Conwell
     Vice President and Asst. Compliance Officer
   Bradford S. Stone
     Vice President and Asst. Treasurer
   Christopher D. Ryan, CFA
     Vice President
   Laurie Lodolo
     Asst. Compliance Officer,
     Asst. Treasurer and Asst. Secretary

INVESTMENT ADVISER
   Flaherty & Crumrine Incorporated
   e-mail: flaherty@pfdincome.com

QUESTIONS CONCERNING YOUR SHARES OF FLAHERTY &
   CRUMRINE PREFERRED INCOME OPPORTUNITY
   FUND?
   o If your shares are held in a Brokerage
     Account, contact your Broker.
   o If you have physical possession of your shares in certificate form, contact the Fund's Transfer
     Agent & Shareholder Servicing Agent --
               PFPC Inc.
               P.O. Box 43027
               Providence, RI 02940-3027
               1-800-331-1710

THIS  REPORT IS SENT TO  SHAREHOLDERS  OF FLAHERTY &
CRUMRINE  PREFERRED  INCOME OPPORTUNITY  FUND
INCORPORATED FOR THEIR  INFORMATION.  IT IS NOT A
PROSPECTUS, CIRCULAR OR REPRESENTATION INTENDED FOR
USE IN THE PURCHASE OR SALE OF SHARES OF THE FUND OR
OF ANY SECURITIES MENTIONED IN THIS REPORT.

[GRAPHIC OMITTED]
LIGHTHOUSE GRAPHIC

Flaherty & Crumrine
PREFERRED INCOME
OPPORTUNITY FUND

                                    Quarterly
                                     Report

                                 August 31, 2005

                        web site: www.preferredincome.com

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FLAHERTY & CRUMRINE PREFERRED INCOME OPPORTUNITY FUND INCORPORATED

By (Signature and Title)* /S/ DONALD F. CRUMRINE
                         -------------------------------------------------------
                          Donald F. Crumrine, Director, Chairman of the Board and Chief Executive Officer
                          (principal executive officer)

Date     OCTOBER 17, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /S/ DONALD F. CRUMRINE
                         -------------------------------------------------------
                          Donald F. Crumrine, Director, Chairman of the Board and Chief Executive Officer
                          (principal executive officer)

Date     OCTOBER 17, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)* /S/ R. ERIC CHADWICK
                         -------------------------------------------------------
                          R. Eric Chadwick, Chief Financial Officer, Treasurer, Vice President and Secretary
                          (principal financial officer)

Date     OCTOBER 17, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.